UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 2009
                                                      ------------------


Check here if Amendment [  ]: Amendment Number:
                                                      -------------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number: 28-12285
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett S. Messing
Title:     Managing Partner
Phone:     (310) 496-5366

Signature, Place and Date of Signing:


 /s/ Brett S. Messing                Santa Monica, CA          November 16, 2009
---------------------------         ------------------         -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                   --------------------------

Form 13F Information Table Entry Total:                       20
                                                   --------------------------

Form 13F Information Table Value Total:                     $159,919
                                                   --------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

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

                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2009

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                                   CLASS                       VALUE       SHRS OR   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
                                   -----                       -----       -------   ---  ---- ----------  -----    ----------------
NAME OF ISSUER                     TITLE         CUSIP        (X$1,000)    PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE SHARED NONE
--------------                     -----         -----        ---------    -------   ---  ---- ---------- --------  ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ATLAS PIPELINE PARTNERS LP      UNIT L P INT     049392103        74        10,100   SH   PUT  SOLE                  10,100
------------------------------------------------------------------------------------------------------------------------------------
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN    106776107       565        49,676   SH        SOLE                  49,676
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL PRODUCT PARTNERS L P    COM UNIT LP      Y11082107     4,491       489,763   SH        SOLE                 489,763
------------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVT CORP                   COM          16934Q109       936       245,000   SH        SOLE                 245,000
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B    21038E101     1,368       342,749   SH        SOLE                 342,749
------------------------------------------------------------------------------------------------------------------------------------
COPANO ENERGY L L C              COM UNITS       217202100     6,186       339,868   SH        SOLE                 339,868
------------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS L     COM UNIT LPI     283702108    12,627       609,139   SH        SOLE                 609,139
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100    13,543       483,680   SH        SOLE                 483,680
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE GP HLDGS L P         UNIT LP INT      293716106     2,915        98,558   SH        SOLE                  98,558
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EV ENERGY PARTNERS LP            COM UNITS       26926V107     3,577       153,839   SH        SOLE                 153,839
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ISHARES TR INDEX               DJ US REAL EST    464287739     4,267       100,000   SH   PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP    559080106    13,175       350,390   SH        SOLE                 350,390
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME PARTNERS L P      UNIT LPI       Y62267102     1,760       147,280   SH        SOLE                 147,280
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NGP CAP RES CO                      COM          62912R107        86        11,804   SH        SOLE                  11,804
------------------------------------------------------------------------------------------------------------------------------------
REGENCY ENERGY PARTNERS L P    COM UNITS L P     75885Y107    10,429       531,809   SH        SOLE                 531,809
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SPDR SERIES TRUST              S&P OILGAS EXP    78464A730     3,866       100,000   SH   PUT  SOLE                 100,000
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SPDR TR                          UNIT SER 1      78462F103    50,155       475,000   SH   PUT  SOLE                 475,000
------------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES PARTNERS LP       COM UNIT       87611X105    15,628       833,031   SH        SOLE                 833,031
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES NATL GAS FUND         UNIT         912318102       587        50,000   SH   CALL SOLE                  50,000
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WILLIAMS PARTNERS L P           COM UNIT L P     96950F104    13,684       587,550   SH        SOLE                 587,550
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